MARKETABLE SECURITIES (Schedule of Company's debt marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 21,652
1 to 2 years
Total	$ 21,652	$ 40,966	$ 56,662